Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 42,746	$ 7,355
Unrealized loss on marketable securities held in Trust Account	744	(15,686)
Less: Company’s portion available to pay taxes	43,490
Net Loss allocable to shares subject to redemption		$ (8,331)
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)	26,575,685	25,175,858
Basic and diluted net loss per share (in Dollars per share)	$ 0.00	$ 0.00
Denominator: Weighted Average Non-Redeemable Common Stock
Net loss	$ (9,627,185)	$ (1,651,707)
Non-Redeemable Common Stock [Member]
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	11,757,648	9,280,127
Basic and diluted net loss per share (in Dollars per share)	$ (0.82)	$ (0.18)
Net loss	$ (9,627,185)	$ (1,651,707)
Add: Net loss allocable to Class A common stock subject to possible redemption		8,331
Non-Redeemable Net Loss	$ (9,627,185)	$ (1,643,376)